WARRANTS (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Warrants [Abstract]
Schedule of Movement in Warrants	The movement of the warrants during the period was as follows:

In thousands of USD	Number of Warrants	Value (USD thousand)
January 1, 2021
Warrants issued by Arrival	20,112,493	208,586
Change in fair value	—	(122,299)
Warrants exercised	(17,009,291)	(82,669)
Warrants redeemed	(711,536)	(7)
December 31, 2021	2,391,666	3,611
Change in fair value	—	(3,277)
June 30, 2022	2,391,666	334
All prior year comparatives have been translated to US Dollars due to a change in presentational currency. See note 2.